Deferred revenue	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred revenue
Note	27 | Deferred revenue

	12.31.23	12.31.22
Non-current
Nonrefundable customer contributions	13,474	11,451

Current
Nonrefundable customer contributions	50	137